GRAPHIC OMITTED   MERRIMAN INVESTMENT TRUST

February 22, 2000

VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street NW
Washington, D.C.  20549
Attn:  Filing Desk

RE: Merriman Investment Trust (the "Trust") Rule 497 (j) certification for Post-effective Amendment No. 22 File Nos.: Securities Act 33-20420; Investment Company Act 811-5487

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-effective Amendment No. 22 to the Registration Statement of the Fund which was filed with the SEC electronically on January 28, 2000, accession number 0000830274-00-000002.

Please direct any questions regarding this certification to Michael Vario, whose phone number is (301)695-7776.

Very truly yours,

William L. Notaro
Executive Vice President